RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash And Investments Tables Abstract
Restricted cash and investments
	At December 31	At December 31
(in thousands)	2019	2018

Cash and cash equivalents	$2,859	$85
Investments	9,135	12,170
	$11,994	$12,255

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$2,859	$3,120
Letters of credit facility pledged assets	9,000	9,000
Letters of credit additional collateral	135	135
	$11,994	$12,255